JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 2.4%
Howmet Aerospace, Inc.	733	168,960
RTX Corp. (a)	1,035	199,694
Textron, Inc.	403	35,290
TransDigm Group, Inc.	62	71,831
		475,775
Air Freight & Logistics — 0.4%
FedEx Corp.	207	73,615
Automobile Components — 0.1%
Aptiv plc *	177	12,259
Automobiles — 1.8%
Tesla, Inc. *	949	352,818
Banks — 3.3%
Bank of America Corp.	3,849	187,655
Citigroup, Inc.	795	90,098
Fifth Third Bancorp	1,655	76,887
US Bancorp	1,950	101,439
Wells Fargo & Co.	2,491	198,283
		654,362
Beverages — 1.3%
Keurig Dr Pepper, Inc.	2,075	54,629
PepsiCo, Inc. (a)	1,365	212,019
		266,648
Biotechnology — 2.1%
AbbVie, Inc. (a)	1,045	227,291
Neurocrine Biosciences, Inc. *	110	14,495
Regeneron Pharmaceuticals, Inc.	128	98,971
Vertex Pharmaceuticals, Inc. *	157	70,147
		410,904
Broadline Retail — 4.1%
Amazon.com, Inc. *	3,920	816,329
Building Products — 1.3%
Carrier Global Corp.	526	29,587
Masco Corp.	714	43,127
Trane Technologies plc	453	188,709
		261,423
Capital Markets — 2.0%
Ameriprise Financial, Inc.	42	18,812
Blackstone, Inc.	345	39,689
Charles Schwab Corp. (The)	1,662	156,194
CME Group, Inc.	217	64,202
Morgan Stanley	504	82,889
State Street Corp.	231	29,195
		390,981

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — 1.5%
Ecolab, Inc.	559	148,598
Linde plc	196	97,052
PPG Industries, Inc.	525	56,165
		301,815
Communications Equipment — 0.5%
Arista Networks, Inc. *	601	73,810
Motorola Solutions, Inc.	59	25,464
		99,274
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	62	36,533
Vulcan Materials Co.	148	40,425
		76,958
Consumer Finance — 0.8%
American Express Co.	248	74,939
Capital One Financial Corp.	476	86,828
		161,767
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	1,278	158,837
Containers & Packaging — 0.0% ^
Ball Corp.	132	7,795
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	6,138	177,928
Comcast Corp., Class A	1,299	37,307
		215,235
Electric Utilities — 2.0%
Entergy Corp.	877	98,530
NextEra Energy, Inc. (a)	2,166	201,241
NRG Energy, Inc.	71	10,346
Southern Co. (The)	948	91,489
		401,606
Electrical Equipment — 1.2%
Eaton Corp. plc	250	89,191
Emerson Electric Co.	380	49,828
GE Vernova, Inc.	93	81,456
Vertiv Holdings Co., Class A	66	16,560
		237,035
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	1,069	135,124
Corning, Inc.	152	20,623
		155,747
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	1,549	94,542

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 1.4%
Netflix, Inc. *	1,341	128,909
Walt Disney Co. (The)	1,322	127,403
Warner Music Group Corp., Class A	559	14,294
		270,606
Financial Services — 4.8%
Affirm Holdings, Inc., Class A *	232	10,652
Apollo Global Management, Inc.	396	44,079
Berkshire Hathaway, Inc., Class B *	577	276,254
Corpay, Inc. *	252	73,450
Fidelity National Information Services, Inc.	1,116	52,332
Mastercard, Inc., Class A	538	268,727
Toast, Inc., Class A *	734	19,458
Visa, Inc., Class A (a)	678	204,985
WEX, Inc. *	49	7,497
		957,434
Food Products — 0.6%
Mondelez International, Inc., Class A	2,126	122,565
Ground Transportation — 0.3%
Union Pacific Corp.	282	68,395
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp. *	1,317	82,619
Edwards Lifesciences Corp. *	1,016	81,372
Medline, Inc., Class A *	316	14,050
Medtronic plc	1,160	100,563
Stryker Corp.	428	140,585
		419,189
Health Care Providers & Services — 1.4%
Cigna Group (The)	262	69,899
HCA Healthcare, Inc.	58	27,450
Humana, Inc.	221	38,292
McKesson Corp.	47	40,827
UnitedHealth Group, Inc.	401	108,445
		284,913
Health Care REITs — 0.9%
Ventas, Inc.	1,300	106,317
Welltower, Inc.	368	72,833
		179,150
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	9	37,851
Carnival Corp.	2,152	55,692
Chipotle Mexican Grill, Inc., Class A *	2,343	75,008
DoorDash, Inc., Class A *	122	18,320
Expedia Group, Inc.	205	47,378
Hilton Worldwide Holdings, Inc.	429	130,304

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	488	151,566
Yum! Brands, Inc.	639	99,363
		615,482
Household Durables — 0.1%
Lennar Corp., Class A	177	15,374
Household Products — 0.2%
Church & Dwight Co., Inc.	419	39,058
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	71	10,665
Industrial Conglomerates — 0.8%
3M Co. (b)	1,089	158,216
Insurance — 1.6%
Aon plc, Class A	322	103,904
Arch Capital Group Ltd. *	293	28,114
Arthur J Gallagher & Co.	501	108,458
Chubb Ltd.	107	34,998
Progressive Corp. (The)	211	41,896
		317,370
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A (a)	2,097	602,975
Alphabet, Inc., Class C	1,377	394,992
Meta Platforms, Inc., Class A	837	479,243
		1,477,210
IT Services — 0.6%
Accenture plc, Class A	217	43,034
Cognizant Technology Solutions Corp., Class A	1,399	85,824
		128,858
Life Sciences Tools & Services — 0.5%
Danaher Corp.	360	68,250
Waters Corp. *	128	38,125
		106,375
Machinery — 1.3%
Deere & Co.	219	123,476
Dover Corp.	318	66,337
Ingersoll Rand, Inc.	394	31,580
Otis Worldwide Corp.	418	32,201
		253,594
Media — 0.2%
Charter Communications, Inc., Class A *	45	9,782
EchoStar Corp., Class A *	54	6,362
Omnicom Group, Inc.	301	22,634
		38,778

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.5%
Sempra	1,069	103,843
Oil, Gas & Consumable Fuels — 3.5%
Diamondback Energy, Inc.	294	58,166
EOG Resources, Inc. (a)	1,160	167,721
EQT Corp.	621	39,535
Exxon Mobil Corp. (a)	2,536	430,158
		695,580
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	439	29,206
United Airlines Holdings, Inc. *	164	15,104
		44,310
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,993	120,877
Eli Lilly & Co. (a)	233	214,632
Johnson & Johnson (a)	1,119	273,489
Merck & Co., Inc.	142	17,055
		626,053
Professional Services — 0.4%
Leidos Holdings, Inc.	454	70,629
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	625	39,037
Semiconductors & Semiconductor Equipment — 14.7%
Advanced Micro Devices, Inc. *	536	109,000
Analog Devices, Inc. (a)	440	139,889
Broadcom, Inc.	1,787	552,968
Lam Research Corp.	789	168,681
Micron Technology, Inc.	453	153,102
NVIDIA Corp. (a) (b)	9,175	1,600,152
NXP Semiconductors NV (Netherlands)	508	100,036
Texas Instruments, Inc.	621	120,627
		2,944,455
Software — 8.4%
AppLovin Corp., Class A *	48	19,008
Autodesk, Inc. *	211	50,582
Cadence Design Systems, Inc. *	174	48,402
Fortinet, Inc. *	229	18,683
Intuit, Inc.	189	81,909
Microsoft Corp.	2,882	1,066,971
Oracle Corp.	995	146,371
Palantir Technologies, Inc., Class A *	600	87,787
Roper Technologies, Inc.	46	16,239
Salesforce, Inc.	67	12,485
ServiceNow, Inc. *	1,224	127,919
		1,676,356

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — 0.7%
American Tower Corp.	118	20,390
Equinix, Inc.	96	93,939
SBA Communications Corp.	192	32,966
		147,295
Specialty Retail — 2.1%
AutoZone, Inc. *	21	70,197
Burlington Stores, Inc. *	219	71,134
Lowe's Cos., Inc.	747	176,584
Ross Stores, Inc.	476	103,103
		421,018
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. (a)	5,065	1,285,283
Seagate Technology Holdings plc	263	103,159
Western Digital Corp.	217	58,760
		1,447,202
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	907	47,899
Tobacco — 0.9%
Altria Group, Inc.	603	39,769
Philip Morris International, Inc.	871	144,101
		183,870
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	40	28,970
Total Common Stocks (Cost $10,742,168)		19,565,474
	NO. OF CONTRACTS
Options Purchased — 2.3%
Put Options Purchased — 2.3%
S&P 500 Index
6/30/2026 at USD 6,180.00, American Style
Notional Amount: USD 20,238,412
Counterparty: Exchange-Traded * (Cost $478,315)	31,000	465,000
	SHARES (000)
Short-Term Investments — 8.5%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $467,888)	467,833	467,880
Investment of Cash Collateral from Securities Loaned — 6.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)	11,272	11,272

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (c) (d)	1,225,099	1,225,099
Total Investment of Cash Collateral from Securities Loaned (Cost $1,236,371)		1,236,371
Total Short-Term Investments (Cost $1,704,259)		1,704,251
Total Investments — 108.8% (Cost $12,924,742)		21,734,725
Liabilities in Excess of Other Assets — (8.8)%		(1,766,597)
NET ASSETS — 100.0%		19,968,128

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $1,276,510.
(b)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $355,435.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,635	06/18/2026	USD	537,016	(3,174)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,000	USD 20,238,412	USD 6,865.00	6/30/2026	(348,750)
Written Put Options Contracts as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	31,000	USD 20,238,412	USD 5,210.00	6/30/2026	(117,025)
Total Written Options Contracts (Premiums Received $449,144)						(465,775)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,734,725	$—	$—	$21,734,725
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,174)	$—	$—	$(3,174)
Options Written (a)
Call Options Written	(348,750)	—	—	(348,750)
Put Options Written	(117,025)	—	—	(117,025)
Total Depreciation in Other Financial Instruments	$(468,949)	$—	$—	$(468,949)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$967,175	$499,205	$(82)	$(8)	$467,880	467,833	$1,319	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	13,212	1,940	—	—	11,272	11,272	2	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	—	1,225,099	—	—	—	1,225,099	1,225,099	—	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.51% (a) (b)	1,013,700	2,443,611	3,457,311	—	—	—	—	4,440	—
Total	$1,013,700	$4,649,097	$3,958,456	$(82)	$(8)	$1,704,251		$5,761	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.